Non-Standardized Profit-Sharing Plan (Details) - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Non-Standardized Profit-Sharing Plan (Details) [Line Items]
Non-standardized profit sharing plan, description	Under the plan our employees qualify to participate in the plan after one year of employment. Contributions under the plan are based on 25% of the annual base salary of each eligible employee up to $54,000 per year. Contributions under the plan are fully vested upon funding.
Common shares issued	0	7,608,820
Recognized stock-based compensation expense	$ 0	$ 247,287